WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 40.7%
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 0.4%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	510,000	$532,950	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	1,355,000	1,454,931	(a)

Total Diversified Telecommunication Services				1,987,881

Entertainment - 0.4%
Netflix Inc., Senior Notes	5.875%	11/15/28	670,000	739,513
Netflix Inc., Senior Notes	6.375%	5/15/29	320,000	360,000	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	720,000	720,216	(a)

Total Entertainment				1,819,729

Interactive Media & Services - 0.5%
Match Group Inc., Senior Notes	5.000%	12/15/27	2,120,000	2,223,350	(a)

Media - 3.6%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	3,180,000	3,413,237	(a)
Altice Luxembourg SA, Senior Secured Notes	10.500%	5/15/27	1,480,000	1,677,950	(a)
American Media LLC, Secured Notes	10.500%	12/31/26	1,709,999	1,851,074	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.375%	5/1/25	420,000	436,800	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,760,000	1,845,184	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	221,618
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	270,000	304,713
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	1,000,000	1,072,445
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,980,000	2,002,473
Fox Corp., Senior Notes	4.709%	1/25/29	340,000	387,136	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	470,000	578,949	(a)
Prosus NV, Senior Notes	4.850%	7/6/27	1,380,000	1,521,450	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., Senior Secured Notes	5.125%	5/15/23	1,330,000	$1,336,650	(a)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	640,000	654,400	(a)

Total Media				17,304,079

Wireless Telecommunication Services - 1.7%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	2,570,000	2,875,187	(a)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	530,000	576,375	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	600,000	656,238	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	340,000	371,341
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,160,000	1,417,381
Sprint Corp., Senior Notes	7.250%	9/15/21	10,000	10,696
Sprint Corp., Senior Notes	7.875%	9/15/23	305,000	337,406
Sprint Corp., Senior Notes	7.125%	6/15/24	420,000	456,750
Sprint Corp., Senior Notes	7.625%	3/1/26	840,000	931,350
T-Mobile Escrow	—	—	670,000	0	*(b)(c)(d)
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	670,000	708,525

Total Wireless Telecommunication Services				8,341,249

TOTAL COMMUNICATION SERVICES				31,676,288

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Senior Notes	6.250%	4/1/25	500,000	483,750
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	400,000	380,500
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	430,000	450,425	(a)

Total Auto Components				1,314,675

Automobiles - 0.1%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000	209,881
Ford Motor Credit Co. LLC, Senior Notes	3.219%	1/9/22	200,000	200,357

Total Automobiles				410,238

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 1.0%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	730,000		$762,850	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	830,000	GBP	1,232,875	(e)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	444,000		467,921	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.250%	4/15/24	160,000		164,200	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	430,000		441,696	(a)
Service Corp. International, Senior Notes	5.125%	6/1/29	1,000,000		1,070,000
Weight Watchers International Inc., Senior Notes	8.625%	12/1/25	770,000		796,950	(a)

Total Diversified Consumer Services					4,936,492

Hotels, Restaurants & Leisure - 2.1%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	1,060,000		1,090,475	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000		282,184	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,000,000	GBP	1,568,313	(e)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	190,000		199,975
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Secured Notes	10.250%	11/15/22	940,000		998,750	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	650,000		665,804
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	300,000		306,218
MGM China Holdings Ltd., Senior Notes	5.375%	5/15/24	200,000		210,000	(a)
MGM China Holdings Ltd., Senior Notes	5.875%	5/15/26	310,000		328,600	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	525,000		533,531	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	800,000		884,120
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	594,000		634,463	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	1,460,000		1,554,900	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	760,000		794,200	(a)

Total Hotels, Restaurants & Leisure					10,051,533

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 0.9%
L Brands Inc., Senior Notes	5.625%	10/15/23	530,000		$565,112
L Brands Inc., Senior Notes	5.250%	2/1/28	1,740,000		1,618,200
PetSmart Inc., Senior Notes	7.125%	3/15/23	1,000,000		930,000	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	470,000		486,450
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	170,916	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	440,000	EUR	493,129	(a)(f)

Total Specialty Retail					4,263,807

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,330,000		1,413,125	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,080,000		1,125,900

Total Textiles, Apparel & Luxury Goods					2,539,025

TOTAL CONSUMER DISCRETIONARY					23,515,770

CONSUMER STAPLES - 1.2%
Beverages - 0.5%
Anheuser-Busch InBev World-wide Inc., Senior Notes	5.550%	1/23/49	1,750,000		2,314,432
Anheuser-Busch InBev World-wide Inc., Senior Notes	5.800%	1/23/59	130,000		175,421

Total Beverages					2,489,853

Food & Staples Retailing - 0.2%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		739,526	(e)

Food Products - 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,060,000		1,119,625	(a)

Household Products - 0.1%
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	170,000		174,463	(a)

Tobacco - 0.2%
Altria Group Inc., Senior Notes	4.400%	2/14/26	130,000		140,314
Altria Group Inc., Senior Notes	4.800%	2/14/29	420,000		461,462
Altria Group Inc., Senior Notes	5.950%	2/14/49	400,000		471,191

Total Tobacco					1,072,967

TOTAL CONSUMER STAPLES					5,596,434

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	1,170,000	$1,093,950	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	610,000	573,400	(a)
Cheniere Energy Partners LP, Senior Notes	4.500%	10/1/29	610,000	622,962	(a)
Chesapeake Energy Corp., Senior Notes	6.125%	2/15/21	820,000	779,000
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	650,000	409,500
Covey Park Energy LLC/Covey Park Finance Corp., Senior Notes	7.500%	5/15/25	1,490,000	1,110,050	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,068,450	(a)
Diamondback Energy Inc., Senior Notes	4.750%	11/1/24	1,070,000	1,108,787
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	620,000	649,450
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	490,000	507,160	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	440,000	465,309	(a)
Extraction Oil & Gas Inc., Senior Notes	7.375%	5/15/24	650,000	269,750	(a)
Extraction Oil & Gas Inc., Senior Notes	5.625%	2/1/26	530,000	227,900	(a)
Gazprom OAO Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,140,000	1,235,358	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	500,000	490,000
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	270,000	253,800
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	1,360,000	1,487,310	(a)
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	230,582	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	1,450,000	1,524,733	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	2,780,000	2,620,150	(a)
Montage Resources Corp., Senior Notes	8.875%	7/15/23	1,120,000	865,200
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,740,000	2,249,349	(a)
Northern Oil and Gas Inc., Secured Notes (8.500% Cash & 1.000% PIK)	8.500%	5/15/23	1,030,150	1,068,781	(g)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	890,000	$785,425
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	430,000	374,100
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	240,000	242,450
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	260,000	263,428
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	500,000	507,965
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	1,880,000	2,058,882
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,560,000	1,797,120
Range Resources Corp., Senior Notes	5.875%	7/1/22	1,000,000	955,000
Range Resources Corp., Senior Notes	5.000%	3/15/23	1,170,000	1,017,900
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	790,000	879,862	(a)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	1,060,000	895,700	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000	42,901	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	760,000	823,650	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,680,000	1,417,080	(a)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	290,000	293,625	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	600,000	522,354
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	240,000	343,332
WPX Energy Inc., Senior Notes	8.250%	8/1/23	670,000	750,400
WPX Energy Inc., Senior Notes	5.250%	10/15/27	330,000	321,750
YPF SA, Senior Notes	8.500%	3/23/21	320,000	293,600	(a)
YPF SA, Senior Notes	8.500%	3/23/21	1,250,000	1,146,875	(e)

TOTAL ENERGY				36,644,330

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 7.9%
Banks - 5.3%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	800,000	EUR	$951,221	(e)(f)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		207,252	(a)(f)(h)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		209,752	(a)(f)(h)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	340,000		380,533
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	470,000		500,886	(f)(h)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	840,000		917,251	(f)(h)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	200,000		225,474	(f)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,070,000	EUR	1,204,374	(e)(f)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	400,000		435,239	(f)
Citigroup Inc., Senior Notes	4.650%	7/30/45	553,000		677,752
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	1,800,000	EUR	2,215,822	(e)(f)(h)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	590,000	EUR	711,758	(e)(f)(h)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	710,000		$852,047	(a)(f)(h)
Danske Bank A/S, Junior Subordinated Notes (5.750% to 4/6/20 then EUR 6 year Swap Rate + 4.640%)	5.750%	4/6/20	650,000	EUR	736,095	(e)(f)(h)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	230,000		242,404	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	450,000		496,250	(a)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	850,000	EUR	1,023,828	(e)(f)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	290,000		301,082	(f)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	400,000		422,286	(f)(h)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	490,000		519,228	(f)(h)
ICICI Bank Ltd., Senior Notes	5.750%	11/16/20	950,000		979,001	(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	2,700,000		2,820,312	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,250,000		1,341,162	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.375% to 6/27/20 then EUR 5 year Swap Rate + 5.290%)	6.375%	6/27/20	1,200,000	EUR	1,380,860	(e)(f)(h)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	230,000		252,425	(f)(h)
Oversea-Chinese Banking Corp. Ltd., Subordinated Notes	4.250%	6/19/24	1,240,000		1,316,868	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	270,000		$291,600	(f)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	220,000		237,475
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,100,712	(e)(f)(h)
Santander UK Group Holdings PLC, Subordinated Notes	4.750%	9/15/25	1,080,000		1,151,614	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	980,000		1,143,796	(a)(f)

Total Banks					25,246,359

Capital Markets - 0.9%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	290,000		315,623	(a)(f)(h)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000		658,260	(a)(f)(h)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	270,000		300,030	(a)(f)(h)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	150,000		182,813
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	1,230,000		1,231,745
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,260,000		1,352,925	(a)(f)(h)

Total Capital Markets					4,041,396

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,060,000	$1,134,200	(a)
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	340,000	212,500	(a)
DAE Funding LLC, Senior Notes	5.750%	11/15/23	1,820,000	1,911,000	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,760,000	1,805,672	(a)(g)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	552,000	589,232	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000	200,070	(a)

Total Diversified Financial Services				5,852,674

Insurance - 0.0%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	14,128	20,557	(a)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.104%	2/12/23	60,266	60,868	(a)(f)

Total Insurance				81,425

Thrifts & Mortgage Finance - 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,440,000	2,524,131	(a)

TOTAL FINANCIALS				37,745,985

HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.2%
Immucor Inc., Senior Notes	11.125%	2/15/22	930,000	935,115	(a)

Health Care Providers & Services - 1.5%
CVS Health Corp., Senior Notes	4.780%	3/25/38	1,350,000	1,500,784
HCA Inc., Senior Notes	5.375%	2/1/25	300,000	330,375
HCA Inc., Senior Notes	5.625%	9/1/28	2,040,000	2,297,550
HCA Inc., Senior Secured Notes	5.500%	6/15/47	1,510,000	1,729,812
Magellan Health Inc., Senior Notes	4.900%	9/22/24	620,000	616,900
Polaris Intermediate Corp., Senior Notes (8.500% PIK)	8.500%	12/1/22	550,000	463,375	(a)(g)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	240,000	260,412

Total Health Care Providers & Services				7,199,208

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - 0.9%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	1,230,000		$1,394,537	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,000,000		1,124,700	(a)
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	690,000		808,157	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	590,000	EUR	674,117	(e)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000		91,375

Total Pharmaceuticals					4,092,886

TOTAL HEALTH CARE					12,227,209

INDUSTRIALS - 3.4%
Aerospace & Defense - 0.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	290,000		313,635	(a)
Boeing Co., Senior Notes	2.700%	2/1/27	220,000		223,653
Boeing Co., Senior Notes	3.250%	2/1/35	730,000		766,146

Total Aerospace & Defense					1,303,434

Air Freight & Logistics - 0.5%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,180,000		2,196,350

Building Products - 0.2%
Standard Industries Inc., Senior Notes	6.000%	10/15/25	910,000		960,050	(a)

Commercial Services & Supplies - 0.8%
GFL Environmental Inc., Senior Notes	5.625%	5/1/22	60,000		61,800	(a)
GFL Environmental Inc., Senior Notes	5.375%	3/1/23	630,000		651,262	(a)
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	410,000		452,025	(a)
United Rentals North America Inc., Secured Notes	4.625%	7/15/23	90,000		92,273
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	360,000		364,590	(i)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	890,000		922,262
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,090,000		1,149,950

Total Commercial Services & Supplies					3,694,162

Construction & Engineering - 0.0%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000		253,125

Electric Utilities - 0.1%
Sensata Technologies Inc., Senior Notes	4.375%	2/15/30	310,000		312,906	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	6.875%	1/10/39	2,140,000	$2,837,672

Machinery - 0.4%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	530,000	502,175	(a)
Harsco Corp., Senior Notes	5.750%	7/31/27	720,000	749,714	(a)
MAI Holdings Inc., Senior Secured Notes	9.500%	6/1/23	330,000	140,250
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	790,000	762,350

Total Machinery				2,154,489

Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,440,000	1,180,800	(a)

Transportation Infrastructure - 0.3%
DP World PLC, Senior Notes	5.625%	9/25/48	1,390,000	1,611,747	(a)

TOTAL INDUSTRIALS				16,504,735

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	460,000	437,451	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	200,000	164,500	(a)

Total Communications Equipment				601,951

Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices Inc., Senior Notes	7.500%	8/15/22	580,000	655,411

Software - 0.2%
CDK Global Inc., Senior Notes	5.250%	5/15/29	570,000	605,981	(a)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	430,000	458,488	(a)

Total Software				1,064,469

TOTAL INFORMATION TECHNOLOGY				2,321,831

MATERIALS - 4.1%
Chemicals - 0.3%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	1,450,000	1,460,513	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.4%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	292,250	$305,401	(a)(g)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,640,000	1,779,400

Total Containers & Packaging				2,084,801

Metals & Mining - 2.6%
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	1,590,000	1,709,250	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	207,850	(a)
ArcelorMittal, Senior Notes	4.550%	3/11/26	500,000	529,142
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	2,230,000	2,248,119	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,770,000	2,589,950
Glencore Funding LLC, Senior Notes	4.000%	4/16/25	1,000,000	1,039,432	(a)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	390,000	404,586	(a)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	930,000	951,506	(a)
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,040,000	522,600	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	230,000	249,165
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	570,000	581,252
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	410,000	479,013
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	830,000	1,065,521

Total Metals & Mining				12,577,386

Paper & Forest Products - 0.8%
Mercer International Inc., Senior Notes	7.375%	1/15/25	650,000	676,000	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	740,000	738,150
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	560,000	622,446	(e)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	1,370,000	1,517,275

Total Paper & Forest Products				3,553,871

TOTAL MATERIALS				19,676,571

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.6%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	1,200,000		$1,129,500
ESH Hospitality Inc., Senior Notes	4.625%	10/1/27	570,000		572,907	(a)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	9/1/26	260,000		277,550
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	880,000		928,400

Total Equity Real Estate Investment Trusts (REITs)					2,908,357

Real Estate Management & Development - 0.6%
Country Garden Holdings Co. Ltd., Senior Secured Notes	7.250%	4/4/21	610,000		612,527	(e)
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	980,000		928,717	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,319,569	(e)

Total Real Estate Management & Development					2,860,813

TOTAL REAL ESTATE					5,769,170

UTILITIES - 0.6%
Electric Utilities - 0.4%
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	1,440,000		1,508,990	(a)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	650,000		560,625	(a)

Total Electric Utilities					2,069,615

Water Utilities - 0.2%
Anglian Water Osprey Financing PLC, Senior Secured Notes	5.000%	4/30/23	810,000	GBP	1,066,048	(e)

TOTAL UTILITIES					3,135,663

TOTAL CORPORATE BONDS & NOTES (Cost - $188,506,496)					194,813,986

SENIOR LOANS - 14.4%
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.5%
Level 3 Financing Inc., 2024 Retired Term Loan B (1 mo. USD LIBOR + 2.250%)	4.036%	2/22/24	940,000		941,998	(f)(j)(k)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.286%	11/1/24	477,569		376,086	(f)(j)(k)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.421%	1/31/28	1,088,574		1,085,172	(f)(j)(k)

Total Diversified Telecommunication Services					2,403,256

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Entertainment - 0.4%
AMC Entertainment Holdings Inc., Term Loan B1	—	4/22/26	1,210,000	$1,210,377	(l)
CEOC LLC, Term Loan B	—	10/7/24	850,000	850,295	(l)

Total Entertainment				2,060,672

Media - 1.5%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.536%	8/15/25	606,942	602,517	(f)(j)(k)
CBS Radio Inc., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.554%	11/18/24	621,436	623,373	(f)(j)(k)
Charter Communications Operating LLC, Term Loan B2 (3 mo. USD LIBOR + 1.750%)	3.580%	2/1/27	1,127,132	1,132,063	(f)(j)(k)
iHeartCommunications Inc., Term Loan (1 mo. USD LIBOR + 4.000%)	6.032%	5/1/26	842,680	846,542	(f)(j)(k)(l)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. USD LIBOR + 2.250%)	4.036%	3/24/25	406,327	395,830	(f)(j)(k)
Meredith Corp., Term Loan B1 (1 mo. USD LIBOR + 2.750%)	4.536%	1/31/25	831,685	835,237	(f)(j)(k)
Nexstar Broadcasting Inc., Term Loan B4 (1mo. USD LIBOR + 2.750%)	4.554%	9/18/26	1,130,000	1,136,215	(f)(j)(k)
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.536%	3/15/24	1,347,043	1,301,339	(f)(j)(k)(l)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. USD LIBOR + 2.500%)	4.421%	4/15/25	180,000	178,168	(f)(j)(k)

Total Media				7,051,284

TOTAL COMMUNICATION SERVICES				11,515,212

CONSUMER DISCRETIONARY - 3.8%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B	4.080-4.190%	4/6/24	594,580	568,567	(f)(j)(k)
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	5.300%	4/30/26	790,000	780,116	(f)(j)(k)

Total Auto Components				1,348,683

Commercial Services & Supplies - 0.5%
Garda World Security Corp., First Lien Term Loan B	—	10/23/26	2,390,000	2,379,545	(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.4%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1 (1mo. USD LIBOR + 3.250%)	5.247%	9/23/26	1,824,468	$1,765,742	(f)(j)(k)(l)

Hotels, Restaurants & Leisure - 1.5%
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.786%	7/31/24	1,021,800	1,026,105	(f)(j)(k)
ASHCO LLC, Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.786%	9/25/24	763,400	733,627	(f)(j)(k)(l)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	3.960%	9/15/23	82,946	83,183	(f)(j)(k)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	4.536%	12/23/24	2,124,958	2,096,571	(f)(j)(k)
CEC Entertainment Inc., Term Loan B (1 mo. USD LIBOR + 6.500%)	8.286%	8/17/26	1,103,827	1,061,054	(f)(j)(k)
Golden Nugget Inc., Term Loan B	4.536-4.716%	10/4/23	271,412	271,293	(f)(j)(k)
Golden Nugget Inc., Term Loan B	—	10/4/23	30,000	29,987	(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2	—	6/22/26	820,000	824,305	(l)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	4.536%	8/14/24	1,175,017	1,162,679	(f)(j)(k)

Total Hotels, Restaurants & Leisure				7,288,804

Specialty Retail - 1.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	6.011-6.032%	7/1/22	872,003	595,578	(f)(j)(k)
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	4.536-4.761%	11/8/23	1,094,995	930,746	(c)(f)(j)(k)
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.300-4.323%	1/30/23	1,016,585	992,187	(f)(j)(k)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.500%)	4.290%	8/19/22	671,540	666,503	(f)(j)(k)
Petco Animal Supplies Inc., Term Loan (3 mo. USD LIBOR + 3.250%)	5.177%	1/26/23	735,225	550,368	(f)(j)(k)
PetSmart Inc., Term Loan B2 (1 mo. USD LIBOR + 4.000%)	5.930%	3/11/22	1,601,851	1,563,807	(f)(j)(k)

Total Specialty Retail				5,299,189

TOTAL CONSUMER DISCRETIONARY				18,081,963

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
Albertson’s LLC, 2019 Term Loan B7	—	11/17/25	1,250,000	$1,257,727	(l)
Albertson’s LLC, 2019 Term Loan B8 (1 mo. USD LIBOR + 2.750%)	4.536%	8/17/26	403,608	406,181	(f)(j)(k)

Total Food & Staples Retailing				1,663,908

Food Products - 0.0%
Post Holdings Inc., Replacement Incremental Term Loan A (1 mo. USD LIBOR + 2.000%)	3.830%	5/24/24	25,339	25,420	(f)(j)(k)

TOTAL CONSUMER STAPLES				1,689,328

FINANCIALS - 1.8%
Capital Markets - 0.6%
Blackstone CQP Holdco LP, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.656%	9/30/24	1,236,900	1,234,324	(f)(j)(k)
First Eagle Holdings Inc., Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	12/2/24	69,649	69,693	(f)(j)(k)
Focus Financial Partners LLC, Term Loan B2 (1 mo. USD LIBOR + 2.500%)	4.286%	7/3/24	1,127,147	1,131,091	(f)(j)(k)
RPI Finance Trust, Initial Term Loan B6 (1 mo. USD LIBOR + 2.000%)	3.786%	3/27/23	315,784	317,585	(f)(j)(k)

Total Capital Markets				2,752,693

Diversified Financial Services - 1.0%
Allied Universal Holdco LLC, Delayed Draw Term Loan	2.125%	7/10/26	92,651	92,144	(f)(j)(k)(l)
Allied Universal Holdco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.250%)	6.507%	7/10/26	935,776	930,658	(f)(j)(k)
Intelsat Jackson Holdings SA, Term Loan B3 (6 mo. USD LIBOR + 3.750%)	5.682%	11/27/23	312,000	311,805	(f)(j)(k)
Jane Street Group LLC, New Term Loan (1 mo. USD LIBOR + 3.000%)	4.786%	8/25/22	825,829	823,248	(f)(j)(k)
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	5.604%	7/10/25	755,733	759,587	(f)(j)(k)(l)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.540%	2/1/23	964,993	939,059	(f)(j)(k)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
UFC Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.250%)	5.040%	4/29/26	642,438	$643,001	(f)(j)(k)
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.500%)	6.044%	3/1/26	29,747	29,751	(f)(j)(k)(l)

Total Diversified Financial Services				4,529,253

Insurance - 0.2%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	4.786%	8/4/22	570,764	571,745	(f)(j)(k)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	4.786%	11/3/24	577,078	578,304	(f)(j)(k)

Total Insurance				1,150,049

TOTAL FINANCIALS				8,431,995

HEALTH CARE - 2.9%
Health Care Equipment & Supplies - 0.2%
Air Methods Corp., Initial Term Loan (3 mo. USD LIBOR + 3.500%)	5.604%	4/22/24	656,014	525,084	(f)(j)(k)
Immucor Inc., Term Loan B3 (3 mo. USD LIBOR + 5.000%)	7.104%	6/15/21	370,000	368,844	(f)(j)(k)

Total Health Care Equipment & Supplies				893,928

Health Care Providers & Services - 2.1%
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. USD LIBOR + 3.250%)	5.096%	4/28/22	1,101,363	989,507	(f)(j)(k)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	4.286%	8/18/22	625,725	625,203	(f)(j)(k)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.304%	11/16/25	1,858,142	1,857,271	(f)(j)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	4.854%	6/7/23	902,331	848,896	(f)(j)(k)
Option Care Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.500%)	6.286%	8/6/26	990,000	975,150	(c)(f)(j)(k)
Phoenix Guarantor Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	6.490%	3/5/26	1,128,082	1,127,847	(f)(j)(k)
Radnet Management Inc., First Lien Term Loan B1	5.510-7.500%	6/30/23	1,073,870	1,072,863	(f)(j)(k)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	6.813%	6/12/26	1,030,000	954,252	(f)(j)(k)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Wink Holdco Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	4.786%	12/2/24	660,431	$646,809	(f)(j)(k)
WP CityMD Bidco LLC, Initial Term Loan (3 mo. USD LIBOR + 4.500%)	6.604%	8/13/26	1,120,000	1,101,100	(f)(j)(k)(l)

Total Health Care Providers & Services				10,198,898

Health Care Technology - 0.5%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	6.681%	2/11/26	1,124,749	1,117,713	(f)(j)(k)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. USD LIBOR + 2.500%)	4.286%	3/1/24	1,087,229	1,082,387	(f)(j)(k)

Total Health Care Technology				2,200,100

Life Sciences Tools & Services - 0.1%
Albany Molecular Research Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.036%	8/30/24	784,000	761,950	(f)(j)(k)

TOTAL HEALTH CARE				14,054,876

INDUSTRIALS - 1.2%
Air Freight & Logistics - 0.2%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. USD LIBOR + 1.750%)	3.596%	1/15/25	1,028,147	1,033,346	(f)(j)(k)

Airlines - 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	3.921%	12/14/23	611,520	611,605	(f)(j)(k)

Building Products - 0.2%
Ply Gem Midco Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.664%	4/14/25	1,096,125	1,062,775	(f)(j)(k)

Commercial Services & Supplies - 0.4%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.286%	10/1/26	1,160,000	1,166,041	(f)(j)(k)(l)
GFL Environmental Inc., 2018 Incremental Term Loan (1 mo. USD LIBOR + 3.000%)	4.786%	5/30/25	578,535	577,595	(f)(j)(k)

Total Commercial Services & Supplies				1,743,636

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Professional Services - 0.2%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	5.036%	7/23/21	763,918	$712,353	(f)(j)(k)
Trans Union LLC, 2017 Replacement Retired Term Loan B3 (1 mo. USD LIBOR + 2.000%)	3.786%	4/10/23	101,860	102,207	(f)(j)(k)

Total Professional Services				814,560

Transportation Infrastructure - 0.1%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	6.846%	5/15/26	618,450	578,251	(f)(j)(k)

TOTAL INDUSTRIALS				5,844,173

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	6.036%	11/29/25	767,140	673,166	(f)(j)(k)

IT Services - 0.3%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	5.555%	9/30/24	1,152,458	1,153,322	(f)(j)(k)

Software - 0.8%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.786%	10/16/26	1,370,000	1,346,596	(f)(j)(k)(l)
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	3.790%	9/19/25	266,000	267,247	(f)(j)(k)
Finastra USA Inc., First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	5.696%	6/13/24	1,026,718	983,724	(f)(j)(k)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	4.300%	6/21/24	48,095	46,818	(f)(j)(k)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	4.300%	6/21/24	324,797	316,170	(f)(j)(k)
Ultimate Software Group Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	5.536%	5/4/26	905,752	908,771	(f)(j)(k)

Total Software				3,869,326

TOTAL INFORMATION TECHNOLOGY				5,695,814

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.4%
Containers & Packaging - 0.4%
Berry Global Inc., Term Loan W (3 mo. USD LIBOR + 2.000%)	3.878%	10/1/22	1,004,097	$1,006,665	(f)(j)(k)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	4.536%	2/6/23	1,141,306	1,142,875	(f)(j)(k)(l)

TOTAL MATERIALS				2,149,540

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
MGM Growth Properties Operating Partnership LP, Term Loan B (1 mo. USD LIBOR + 2.000%)	3.786%	3/21/25	1,124,883	1,129,102	(f)(j)(k)

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	4.036%	4/18/24	231,449	231,717	(f)(j)(k)

TOTAL REAL ESTATE				1,360,819

TOTAL SENIOR LOANS (Cost - $70,259,041)				68,823,720

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 13.1%
Alternative Loan Trust, 2005-IM1 A1 (1 mo. USD LIBOR + 0.600%)	2.423%	1/25/36	166,758	164,571	(f)
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	21.309%	7/25/36	368,451	611,937	(f)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.727%	8/10/45	1,052,493	687,241	(a)(f)
Banc of America Funding Corp., 2015-R3 1A2	2.500%	3/27/36	3,153,770	2,590,163	(a)(f)
Banc of America Mortgage Trust, 2005-C 2A1	4.635%	4/25/35	36,676	35,428	(f)
BCAP LLC Trust, 2011-RR2 1A4	4.442%	7/26/36	3,895,996	2,855,834	(a)(f)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	4.821%	4/15/34	1,950,000	1,969,431	(a)(f)
BX Commercial Mortgage Trust, 2019-XL G (1 mo. USD LIBOR + 2.300%)	4.300%	10/15/36	3,070,000	3,080,612	(a)(f)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	7.401%	5/15/37	1,700,000	1,702,647	(a)(f)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.487%	6/15/38	48,359	27,296	(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	165,821	$110,488
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	20.500%	2/25/36	411,897	611,238	(f)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	381,486	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,840,000	1,695,358	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.620%)	9.534%	7/15/32	2,900,000	2,904,331	(a)(f)
CSWF, 2018-TOP D (1 mo. USD LIBOR + 1.800%)	3.714%	8/15/35	2,270,000	2,276,850	(a)(f)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	1,770,000	1,322,383	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.330%	8/25/42	19,810,000	654,796	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	12.573%	3/25/25	1,106,703	1,456,324	(f)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	5.073%	7/25/29	950,000	996,901	(f)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.073%	1/25/29	2,770,000	2,927,471	(a)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	6.673%	10/25/29	950,000	1,075,717	(a)(f)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	5.973%	2/25/30	2,050,000	2,212,230	(a)(f)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	5.373%	7/25/30	1,070,000	1,114,888	(a)(f)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	554,976	396,505	(f)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.329%	3/16/47	2,020,726	21,435	(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.419%	4/16/52	3,104,584	$29,899	(f)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	5.664%	9/15/31	1,240,000	1,241,623	(a)(f)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	128,632	111,524
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	827,199	889,856	(a)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.640%)	2.463%	8/25/35	131,249	131,960	(f)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	2.093%	11/25/36	1,277,248	1,030,952	(f)
IMPAC Secured Assets Trust, 2006-4 A2B (1 mo. USD LIBOR + 0.170%)	1.993%	1/25/37	100,947	101,044	(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	10.121%	6/15/35	2,750,000	2,746,084	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.600%)	4.491%	9/15/29	2,340,000	2,350,272	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	5.714%	7/15/34	2,150,670	2,153,728	(a)(f)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	3,000,957	102,704	(a)(f)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	9.139%	9/15/20	569,180	568,368	(a)(f)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	9.064%	9/15/28	1,621,123	1,633,715	(a)(f)
LSTAR Securities Investment Trust, 2018-2 A2 (1 mo. USD LIBOR + 2.500%)	4.532%	4/1/23	1,110,000	1,115,089	(a)(f)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	25,534	26,497	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	138,103	86,674	(f)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	27,132	17,028	(a)(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.038%	9/12/49	225,037	$97,235	(f)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	308,310	202,714
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	4,523	4,519
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	2.323%	4/25/35	1,168,711	996,421	(f)
Multifamily Trust, 2016-1 B	4.769%	4/25/46	1,294,735	1,296,202	(a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/34	1,750,000	1,725,242	(a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/34	660,000	602,284	(a)(f)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.952%	4/18/24	1,260,000	1,260,000	(a)(f)(i)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	2.158%	10/26/36	2,365,346	2,051,136	(a)(f)
Nomura Resecuritization Trust, 2015-8R 4A4	3.512%	11/25/47	1,989,115	1,462,457	(a)(f)
Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,584,380	(a)(f)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.150%)	6.064%	11/15/27	1,450,000	1,143,907	(a)(f)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.210%)	2.033%	5/25/46	219,140	191,684	(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.890%	5/10/63	470,000	332,109	(a)(f)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.890%	5/10/63	830,000	314,975	(a)(f)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.270%)	2.093%	12/25/45	68,743	68,874	(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	3.390%	2/25/46	748,825		$727,417	(f)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	130,946		135,245	(a)(f)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $60,591,108)					62,417,379

SOVEREIGN BONDS - 12.5%
Argentina - 1.1%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	72.606%	6/21/20	111,200,000	ARS	618,899	(b)(f)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	230,000		104,940
Argentine Republic Government International Bond, Senior Notes	4.625%	1/11/23	290,000		117,453
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	510,000		218,795
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	1,590,000		628,066
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	906,667		450,613	(e)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,290,000		509,563	(e)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,590,000		628,066	(a)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		986,728	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	650,000		229,125	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		177,505	(a)
Provincia de Cordoba, Senior Notes	7.450%	9/1/24	630,000		406,986	(a)

Total Argentina					5,076,739

Australia - 0.4%
Australia Government Bond, Senior Notes	5.750%	7/15/22	2,500,000	AUD	1,950,201

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	$2,539,248
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	5,105,000	BRL	1,537,864
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	1,300,000	BRL	411,893

Total Brazil					4,489,005

Canada - 0.8%
Canadian Government Bond	1.750%	5/1/20	5,100,000	CAD	3,873,847

Ecuador - 0.4%
Ecuador Government International Bond, Senior Notes	8.750%	6/2/23	420,000		426,724	(a)
Ecuador Government International Bond, Senior Notes	9.625%	6/2/27	1,150,000		1,120,543	(a)
Ecuador Government International Bond, Senior Notes	10.750%	1/31/29	490,000		499,192	(a)

Total Ecuador					2,046,459

Egypt - 0.1%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	600,000		636,173	(a)

Ghana - 0.5%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	520,000		552,406	(e)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,300,000		1,316,510	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	490,000		496,983	(a)

Total Ghana					2,365,899

Indonesia - 3.2%
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	3,260,000		3,905,301	(e)
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/22	4,850,000,000	IDR	352,339
Indonesia Treasury Bond, Senior Notes	8.375%	9/15/26	50,137,000,000	IDR	3,911,160
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	93,050,000,000	IDR	6,734,972
Indonesia Treasury Bond, Senior Notes	8.375%	3/15/34	1,597,000,000	IDR	123,278

Total Indonesia					15,027,050

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	1,190,000		$1,351,520	(e)

Kenya - 0.2%
Kenya Government International Bond, Senior Notes	7.000%	5/22/27	1,070,000		1,123,590	(a)

Kuwait - 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	1,400,000		1,509,722	(a)

Mexico - 0.4%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,250,000		1,316,175
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	730,000		797,160

Total Mexico					2,113,335

Qatar - 0.5%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,290,000		1,647,691	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	470,000		579,280	(a)

Total Qatar					2,226,971

Russia - 2.2%
Russian Federal Bond - OFZ	7.050%	1/19/28	651,161,000	RUB	10,637,263

Senegal - 0.3%
Senegal Government International Bond, Senior Notes	6.250%	5/23/33	1,280,000		1,311,454	(a)

United Arab Emirates - 0.9%
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	2,400,000		2,390,496	(a)
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,430,000		1,647,899	(a)

Total United Arab Emirates					4,038,395

TOTAL SOVEREIGN BONDS (Cost - $66,313,147)					59,777,623

ASSET-BACKED SECURITIES - 9.1%
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.673%	5/1/26	259,791		260,310	(a)(f)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	7.812%	4/17/29	800,000		734,054	(a)(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Amortizing Residential Collateral Trust, 2002-BC6 M2 (1 mo. USD LIBOR + 1.800%)	3.623%	8/25/32	159,577	$145,949	(f)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	3.081%	4/15/31	250,000	247,845	(a)(f)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	5.237%	8/5/27	300,000	287,297	(a)(f)
Avery Point VI CLO Ltd., 2015-6A E1 (3 mo. USD LIBOR + 5.500%)	7.787%	8/5/27	500,000	447,698	(a)(f)
BCC Funding Corp. XVI LLC, 2019-1A D	3.976%	7/20/27	1,000,000	996,690	(a)
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR (3 mo. USD LIBOR + 3.800%)	5.766%	1/20/29	440,000	420,783	(a)(f)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	3.186%	11/20/28	400,000	400,312	(a)(f)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	7.886%	11/20/28	550,000	478,122	(a)(f)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.601%	7/16/32	375,000	374,996	(a)(f)
Carlyle Global Market Strategies CLO Ltd., 2014-2RA A1 (3 mo. USD LIBOR + 1.050%)	3.208%	5/15/31	1,200,000	1,191,138	(a)(f)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.666%	7/20/31	1,000,000	940,764	(a)(f)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	7.966%	4/20/29	1,100,000	1,011,792	(a)(f)
Cent CLO 24 Ltd., 2015-24A CR (3 mo. USD LIBOR + 3.150%)	5.151%	10/15/26	670,000	640,107	(a)(f)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	7.402%	4/17/30	250,000	214,726	(a)(f)
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	3.698%	6/25/34	378,485	375,102	(f)
Credit Suisse European Mortgage Capital Ltd., 2019-10TF A (3 mo. USD LIBOR + 2.900%, 0.000% floor)	5.000%	8/9/24	1,000,000	999,321	(a)(f)
Cumberland Park CLO Ltd., 2015-2A DR (3 mo. USD LIBOR + 2.700%)	4.666%	7/20/28	500,000	485,313	(a)(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	7.616%	7/20/28	700,000	$620,424	(a)(f)
CVP CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	4.616%	1/20/31	700,000	612,966	(a)(f)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	2.134%	2/15/29	1,161,766	1,156,010	(f)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	801,966	815,246	(a)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	3.832%	10/25/33	819,951	829,472	(f)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	3.408%	5/15/30	590,000	589,771	(a)(f)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	6.951%	4/15/31	1,070,000	914,750	(a)(f)
Greywolf CLO IV Ltd., 2019-1A C (3 mo. USD LIBOR + 3.950%)	5.952%	4/17/30	570,000	567,006	(a)(f)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	6,488,315	1,221,373	(a)
Hertz Vehicle Financing II LP, 2015-1A C	4.350%	3/25/21	750,000	753,123	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	441,038	(a)
KKR CLO 11 Ltd., 11 AR (3 mo. USD LIBOR + 1.180%)	3.181%	1/15/31	400,000	397,398	(a)(f)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.216%	1/20/29	530,000	529,847	(a)(f)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	7.466%	10/20/28	600,000	492,789	(a)(f)
LCM XXIV Ltd., 24A A (3 mo. USD LIBOR + 1.310%)	3.276%	3/20/30	635,000	635,498	(a)(f)
Madison Park Funding XXI Ltd., 2016-21A A1 (3 mo. USD LIBOR + 1.530%)	3.470%	7/25/29	1,230,000	1,230,381	(a)(f)
Madison Park Funding XXVI Ltd., 2017-26A AR (3 mo. USD LIBOR + 1.200%)	3.128%	7/29/30	830,000	829,997	(a)(f)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	534,438	551,061	(a)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	7.166%	10/20/27	750,000	679,026	(a)(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	5.753%	4/22/30	500,000	$456,064	(a)(f)
Octagon Investment Partners XXIII Ltd., 2015-1A ER (3 mo. USD LIBOR + 5.750%)	7.751%	7/15/27	520,000	485,492	(a)(f)
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	940,188	938,454
Origen Manufactured Housing Contract Trust, 2006-A A2	4.108%	10/15/37	678,691	653,872	(f)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.672%	4/15/37	693,153	674,188	(f)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	5.717%	4/25/35	1,281,446	981,950
PPM CLO 3 Ltd., 2019-3A A (3 mo. USD LIBOR + 1.400%)	3.402%	7/17/30	400,000	399,996	(a)(f)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.948%	8/25/33	85,597	85,253	(f)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.163%	3/25/36	39,023	38,610	(f)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	5.409%	6/22/30	605,000	520,475	(a)(f)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	870,277	(a)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	174,134	175,522	(a)
Sound Point CLO XXIII, 2019-2A A1 (3 mo. USD LIBOR + 1.400%)	3.401%	4/15/32	830,000	825,643	(a)(f)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	4.601%	1/15/30	500,000	458,063	(a)(f)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	2.043%	2/25/36	3,169,257	144,882	(a)(f)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	2.961%	4/16/31	1,250,000	1,237,963	(a)(f)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.651%	10/13/29	1,000,000	995,508	(a)(f)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	5.001%	10/13/29	430,000	413,705	(a)(f)
Thayer Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.100%)	8.066%	4/20/29	700,000	633,817	(a)(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	4.616%	10/20/28	250,000	$240,515	(a)(f)
Treman Park CLO Ltd., 2015-1A ERR (3 mo. USD LIBOR + 5.500%)	7.466%	10/20/28	250,000	223,675	(a)(f)
Venture 31 CLO Ltd., 2018-31A A1 (3 mo. USD LIBOR + 1.030%)	2.996%	4/20/31	790,000	782,006	(a)(f)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	7.741%	4/15/27	900,000	760,937	(a)(f)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	8.021%	6/7/30	300,000	262,834	(a)(f)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	1.993%	7/25/47	6,172,004	4,828,455	(f)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	5.651%	10/15/31	790,000	704,233	(a)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $47,491,148)				43,311,884

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.6%
U.S. Government Obligations - 5.6%
U.S. Treasury Notes (Cost - $26,720,123)	1.625%	3/15/20	26,760,000	26,760,000

CONVERTIBLE BONDS & NOTES - 1.0%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,270,000	1,190,703
Liberty Media Corp., Senior Notes	2.125%	3/31/48	200,000	208,800	(a)

TOTAL COMMUNICATION SERVICES				1,399,503

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	540,000	425,925
Chesapeake Energy Corp., Senior Notes	5.500%	9/15/26	480,000	269,700

TOTAL ENERGY				695,625

HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Finance Co. LLC, Senior Notes	0.250%	2/1/26	1,430,000	1,348,233

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.2%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	1,120,000	1,106,410

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
IT Services - 0.1%
Okta Inc., Senior Notes	0.125%	9/1/25	440,000	$418,574	(a)

TOTAL INFORMATION TECHNOLOGY				1,524,984

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,054,953)				4,968,345

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B. Riley Financial Inc.	6.500%		16,350	408,750
B. Riley Financial Inc.	6.875%		8,150	209,618

TOTAL PREFERRED STOCKS (Cost - $612,500)				618,368

COMMON STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Petroleum Corp.			44,396	416,879
Montage Resources Corp.			33,681	152,238	*
MWO Holdings LLC			488	37,293	*(b)(c)

TOTAL COMMON STOCKS (Cost - $1,555,766)				606,410

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
E-mini S&P 500 Index Futures, Put @ $2,750.00	11/15/19	30	4,556,340	1,575
E-mini S&P 500 Index Futures, Put @ $2,850.00	11/15/19	31	4,708,218	3,720
E-mini S&P 500 Index Futures, Put @ $2,750.00	12/20/19	24	3,645,072	10,800
E-mini S&P 500 Index Futures, Put @ $2,800.00	12/20/19	53	8,049,534	32,065
U.S. Treasury 5-Year Notes Futures, Call @ $119.50	11/22/19	51	51,000	11,156

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS				59,316

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†		VALUE
OTC PURCHASED OPTIONS - 0.1%
S&P 500 Index, Put @ $2,865.20	Morgan Stanley & Co. Inc.	1/24/20	39,000	3,900,000		$20,055
U.S. Dollar/ Australian Dollar, Call @ $0.68	JPMorgan Chase & Co.	1/7/20	4,860,000	4,860,000		26,643
U.S. Dollar/ Australian Dollar, Put @ $0.70	Citibank N.A.	12/5/19	4,620,000	4,620,000		10,524
U.S. Dollar/Euro, Call @ $1.12	Barclays Bank PLC	1/17/20	7,280,000	7,280,000		64,664
U.S. Dollar/ Japanese Yen, Put @ 108.04JPY	Barclays Bank PLC	10/31/19	6,950,000	6,950,000		5,051
U.S. Dollar/Russian Ruble, Put @ 65.28RUB	Citibank N.A.	11/20/19	4,750,000	4,750,000		83,333

TOTAL OTC PURCHASED OPTIONS						210,270

TOTAL PURCHASED OPTIONS (Cost - $627,948)						269,586

		RATE	MATURITY DATE	FACE AMOUNT†
NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Argentina - 0.0%
Bonos de la Nacion Argentina con Ajuste por CER, Bonds (Cost - $712,149)		4.000%	3/6/20	18,857,997	ARS	89,278	(b)

MORTGAGE-BACKED SECURITIES - 0.0%
FHLMC - 0.0%
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	2,470		2,523
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	280
						311

Total FHLMC						2,834

FNMA - 0.0%
Federal National Mortgage Association (FNMA)		7.000%	8/1/29- 4/1/31	5,899		6,693
TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,684)						9,527

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $468,453,063)						462,466,106

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SHORT-TERM INVESTMENTS - 3.0%
SOVEREIGN BONDS - 1.0%
Egypt Treasury Bills	14.998%	1/21/20	19,000,000	EGP	$1,140,914	(n)
Egypt Treasury Bills	14.911%	2/11/20	26,175,000	EGP	1,559,539	(n)
Egypt Treasury Bills	13.765%	3/17/20	33,100,000	EGP	1,953,468	(n)

TOTAL SOVEREIGN BONDS (Cost - $4,436,398)					4,653,921

U.S. TREASURY BILLS - 0.6%
U.S. Treasury Bills (Cost - $2,576,419)	1.547%	2/6/20	2,590,000		2,579,374	(n)

			SHARES
MONEY MARKET FUNDS - 1.4%
Western Asset Government Cash Management Portfolio LLC (Cost - $6,794,973)	1.890%		6,794,973		6,794,973	(o)

TOTAL SHORT-TERM INVESTMENTS (Cost - $13,807,790)					14,028,268

TOTAL INVESTMENTS - 99.7% (Cost - $482,260,853)					476,494,374
Other Assets in Excess of Liabilities - 0.3%					1,660,854

TOTAL NET ASSETS - 100.0%					$478,155,228

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Value is less than $1.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan is unfunded as of October 31, 2019. The interest rate for fully unfunded term loans is to be determined.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At October 31, 2019, the total market value of investments in Affiliated Companies was $6,794,973 and the cost was $6,794,973 (Note 2).

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

Abbreviations used in this schedule:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CER	— Coeficente de Establilzacion de Referencia
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EGP	— Egyptian Pound
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index Futures, Put		11/15/19	$2,550.00		30	4,556,340	$(450)
E-mini S&P 500 Index Futures, Put		11/15/19	2,700.00		31	4,708,218	(1,162)
E-mini S&P 500 Index Futures, Put		12/20/19	2,550.00		24	3,645,072	(3,420)
E-mini S&P 500 Index Futures, Put		12/20/19	2,650.00		53	8,049,534	(13,117)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (premiums received - $130,835)							$(18,149)

OTC WRITTEN OPTIONS

	COUNTERPARTY
U.S. Dollar/Australian Dollar, Call	BNP Paribas SA	11/20/19	$0.66		4,750,000	4,750,000	$(726)
U.S. Dollar/Australian Dollar, Call	Citibank N.A.	12/23/19	0.66		4,840,000	4,840,000	(5,052)
U.S. Dollar/Canadian Dollar, Call	BNP Paribas SA	11/15/19	1.36	CAD	4,730,000	4,730,000	(59)
U.S. Dollar/Canadian Dollar, Call	Goldman Sachs Group Inc.	12/18/19	1.35	CAD	4,790,000	4,790,000	(3,439)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SCHEDULE OF WRITTEN OPTIONS (continued)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Canadian Dollar, Call	BNP Paribas SA	1/2/20	1.36	CAD	4,860,000	4,860,000	$(4,268)
U.S. Dollar/Canadian Dollar, Put	JPMorgan Chase & Co.	1/27/20	1.28	CAD	5,480,000	5,480,000	(10,590)
U.S. Dollar/Indonesian Rupiah, Put	Goldman Sachs Group Inc.	12/18/19	13,950.00	IDR	4,790,000	4,790,000	(11,020)
U.S. Dollar/Japanese Yen, Put	Citibank N.A.	11/25/19	101.31	JPY	3,355,000	3,355,000	(223)
U.S. Dollar/Mexican Peso, Call	Citibank N.A.	11/22/19	20.53	MXN	2,380,000	2,380,000	(844)
U.S. Dollar/Russian Ruble, Call	Citibank N.A.	11/20/19	70.46	RUB	4,750,000	4,750,000	(283)
U.S. Dollar/Russian Ruble, Put	JPMorgan Chase & Co.	11/20/19	62.87	RUB	4,750,000
						4,750,000	(2,938)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $294,913)							$(39,442)

TOTAL WRITTEN OPTIONS (Premiums received - $425,748)							$(57,591)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviations used in this schedule:

CAD	— Canadian Dollar
IDR	— Indonesian Rupiah
JPY	— Japanese Yen
MXN	—Mexican Peso
RUB	— Russian Ruble

At October 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	84	6/20	$20,446,801	$20,682,900	$236,099
Australian 10-Year Bonds	25	12/19	2,518,475	2,512,836	(5,639)
U.S. Treasury 2-Year Notes	345	12/19	74,296,042	74,382,539	86,497
U.S. Treasury 10-Year Notes	500	12/19	65,319,288	65,148,440	(170,848)
U.S. Treasury Ultra 10-Year Notes	10	12/19	1,439,275	1,421,094	(18,181)
U.S. Treasury Ultra Long-Term Bonds	216	12/19	42,170,289	40,986,000	(1,184,289)

					(1,056,361)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
30-Day Federal Funds	36	1/20	$14,729,610	$14,776,182	$(46,572)
Euro-Bund	59	12/19	11,592,762	11,302,272	290,490
Euro-Buxl	3	12/19	737,722	702,505	35,217
U.S. Treasury 5-Year Notes	417	12/19	49,847,841	49,707,705	140,136
U.S. Treasury Long-Term Bonds	109	12/19	17,709,562	17,589,875	119,687
United Kingdom Long Gilt Bonds	8	12/19	1,386,166	1,376,595	9,571

					548,529

Net unrealized depreciation on open futures contracts					$(507,832)

At October 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	325,878,036	USD	3,016,934	Barclays Bank PLC	11/5/19	$1,607
USD	3,016,300	JPY	325,878,036	Barclays Bank PLC	11/5/19	(2,241)
USD	1,613,941	ARS	76,500,795	Citibank N.A.	11/8/19	614,559 [1]
USD	1,145,192	PHP	58,860,000	Barclays Bank PLC	11/15/19	(14,073)
USD	1,081,140	CAD	1,439,041	BNP Paribas SA	11/18/19	(11,475)
CAD	1,439,041	USD	1,081,798	JPMorgan Chase & Co.	11/18/19	10,816
RUB	144,307,755	USD	2,139,477	Barclays Bank PLC	11/21/19	104,618
USD	1,233,879	RUB	79,540,175	Barclays Bank PLC	11/21/19	(3,031)
USD	2,137,500	RUB	144,307,755	Citibank N.A.	11/21/19	(106,595)
RUB	79,540,175	USD	1,235,000	JPMorgan Chase & Co.	11/21/19	1,910
USD	1,106,191	AUD	1,628,571	BNP Paribas SA	11/22/19	(17,161)
AUD	1,628,571	USD	1,106,814	Citibank N.A.	11/22/19	16,537
MXN	13,638,284	USD	679,591	Citibank N.A.	11/26/19	26,479
USD	680,000	MXN	13,638,284	Citibank N.A.	11/26/19	(26,070)
JPY	70,124,210	USD	670,000	Citibank N.A.	11/27/19	(19,638)
USD	669,740	JPY	70,124,210	Citibank N.A.	11/27/19	19,379
CAD	1,358,724	USD	1,026,355	Goldman Sachs Group Inc.	12/19/19	5,519
USD	1,026,429	CAD	1,358,725	Goldman Sachs Group Inc.	12/19/19	(5,446)
IDR	18,512,734,143	USD	1,300,143	Goldman Sachs Group Inc.	12/20/19	12,091
USD	1,300,143	IDR	18,512,734,143	JPMorgan Chase & Co.	12/20/19	(12,091)
AUD	1,521,000	USD	1,032,529	Citibank N.A.	12/27/19	17,594
USD	1,032,653	AUD	1,521,000	Citibank N.A.	12/27/19	(17,471)
USD	1,111,000	CAD	1,477,197	BNP Paribas SA	1/3/20	(11,004)
AUD	3,263,143	USD	2,214,042	JPMorgan Chase & Co.	1/9/20	39,532

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	320,000	USD	214,927	Barclays Bank PLC	1/17/20	$6,105
EUR	1,080,000	USD	1,195,863	Barclays Bank PLC	1/17/20	15,358
INR	220,259,653	USD	3,074,642	Barclays Bank PLC	1/17/20	6,801
JPY	643,357,987	USD	6,052,457	Barclays Bank PLC	1/17/20	(62,773)
MXN	119,760,716	USD	5,971,525	Barclays Bank PLC	1/17/20	181,145
PLN	1,311	USD	328	Barclays Bank PLC	1/17/20	16
USD	230,065	AUD	340,000	Barclays Bank PLC	1/17/20	(4,781)
USD	230,532	AUD	340,000	Barclays Bank PLC	1/17/20	(4,314)
USD	230,709	AUD	340,000	Barclays Bank PLC	1/17/20	(4,138)
USD	230,745	AUD	340,000	Barclays Bank PLC	1/17/20	(4,102)
USD	51,751	COP	181,601,500	Barclays Bank PLC	1/17/20	(1,808)
USD	3,500,389	EUR	3,160,000	Barclays Bank PLC	1/17/20	(43,555)
USD	790,726	IDR	11,388,035,322	Barclays Bank PLC	1/17/20	(14,139)
USD	3,032,275	JPY	325,878,036	Barclays Bank PLC	1/17/20	(1,659)
USD	1,691,310	EUR	1,530,341	BNP Paribas SA	1/17/20	(24,970)
AUD	490,000	USD	329,022	Citibank N.A.	1/17/20	9,434
CAD	1,617,130	USD	1,216,870	Citibank N.A.	1/17/20	11,462
EUR	65,419	USD	72,348	Citibank N.A.	1/17/20	1,020
EUR	3,064,500	USD	3,439,319	Citibank N.A.	1/17/20	(2,478)
USD	9,066,219	AUD	13,489,430	Citibank N.A.	1/17/20	(251,278)
USD	1,670,681	BRL	6,985,450	Citibank N.A.	1/17/20	(63,515)
USD	2,185,635	CAD	2,883,618	Citibank N.A.	1/17/20	(4,690)
USD	1,524,936	EUR	1,362,000	Citibank N.A.	1/17/20	(2,549)
USD	3,674,688	EUR	3,330,000	Citibank N.A.	1/17/20	(59,911)
USD	3,608,594	GBP	2,941,865	Citibank N.A.	1/17/20	(212,230)
USD	688,662	JPY	72,960,000	Citibank N.A.	1/17/20	9,402
USD	5,598,664	RUB	363,448,500	Citibank N.A.	1/17/20	(11,524)
USD	1,506,023	SEK	14,661,288	Citibank N.A.	1/17/20	(19,440)
USD	96,124	TRY	563,910	Citibank N.A.	1/17/20	(505)
USD	1,566	ZAR	24,072	Citibank N.A.	1/17/20	(10)
CAD	2,850,000	USD	2,165,969	JPMorgan Chase & Co.	1/17/20	(1,180)
CAD	2,880,000	USD	2,185,532	JPMorgan Chase & Co.	1/17/20	2,045
JPY	132,779,600	USD	1,230,470	JPMorgan Chase & Co.	1/17/20	5,713
PHP	58,864,000	USD	1,122,224	JPMorgan Chase & Co.	1/17/20	34,293
TWD	944,800	USD	30,711	JPMorgan Chase & Co.	1/17/20	438
USD	2,396,177	CAD	3,126,865	JPMorgan Chase & Co.	1/17/20	21,088
USD	1,105,368	EUR	1,000,000	JPMorgan Chase & Co.	1/17/20	(16,133)
USD	7,689,492	EUR	6,931,217	JPMorgan Chase & Co.	1/17/20	(83,877)
USD	697,763	INR	50,450,000	JPMorgan Chase & Co.	1/17/20	(8,035)
EUR	3,305,120	USD	3,700,313	Barclays Bank PLC	1/21/20	7,241
USD	1,314,844	CAD	1,717,073	Citibank N.A.	1/28/20	10,562
CAD	1,717,073	USD	1,315,200	JPMorgan Chase & Co.	1/28/20	(10,919)

Total						$31,955

1	Forward currency contract is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

Abbreviations used in this table:

ARS	— Argentine Peso
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At October 31, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2019[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Deutsche Bank AG (Australia Government Bond, 4.750%, due 4/21/27)	$4,220,000	6/20/23	0.115%	1.000% quarterly	$(133,363)	$(117,071)	$(16,292)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	6,779,000		4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	$1,296	$55,447
	6,953,000		4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	469	(59,687)
	31,533,000		6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	118,697	(213,640)
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	46,556	325,851
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	98,839	546,284
	5,032,000		5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	23,462	(1,149,049)
	5,569,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	10,974	(84,380)
	521,500	EUR	8/23/47	1.498% annually	6-Month EURIBOR semi-annually	(619)	(166,554)

Total						$299,674	$(745,728)

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Citibank N.A.	4,600,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$48,642
Citibank N.A.	5,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	$2,742	54,359
Citibank N.A.	5,822,000	BRL	1/4/27	BRL-CDI**	7.024%**	3,447	58,118
JPMorgan Chase & Co.	3,800,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	41,060
JPMorgan Chase & Co.	19,480,000	BRL	1/4/27	BRL-LIBOR**	6.870%**	—	170,851

Total						$6,189	$373,030

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.33 Index	$8,910,000	12/20/24	5.000% quarterly	$(638,107)	$(520,869)	$(117,238)

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2019

1

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviations used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Income Fund 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Communication Services	—	$31,676,288	$0	*	$31,676,288
Other Corporate Bonds & Notes	—	163,137,698	—		163,137,698
Senior Loans:
Consumer Discretionary	—	17,151,217	930,746		18,081,963
Health Care	—	13,079,726	975,150		14,054,876
Other Senior Loans	—	36,686,881	—		36,686,881
Collateralized Mortgage Obligations	—	62,417,379	—		62,417,379
Sovereign Bonds	—	59,777,623	—		59,777,623
Asset-Backed Securities	—	43,311,884	—		43,311,884
U.S. Government & Agency Obligations	—	26,760,000	—		26,760,000
Convertible Bonds & Notes	—	4,968,345	—		4,968,345
Preferred Stocks	$618,368	—	—		618,368
Common Stocks:
Energy	569,117	—	37,293		606,410
Purchased Options:
Exchange-Traded Purchased Options	59,316	—	—		59,316
OTC Purchased Options	—	210,270	—		210,270
Non-U.S. Treasury Inflation Protected Securities	—	89,278	—		89,278
Mortgage-Backed Securities	—	9,527	—		9,527

Total Long-Term Investments	1,246,801	459,276,116	1,943,189		462,466,106

Short-Term Investments†:
Sovereign Bonds	—	4,653,921	—		4,653,921
U.S. Treasury Bills	—	2,579,374	—		2,579,374
Money Market Funds	—	6,794,973	—		6,794,973

Total Short-Term Investments	—	14,028,268	—		14,028,268

Total Investments	$1,246,801	$473,304,384	$1,943,189		$476,494,374

Other Financial Instruments:
Futures Contracts	917,697	—	—		917,697
Forward Foreign Currency Contracts	—	1,192,764	—		1,192,764
Centrally Cleared Interest Rate Swaps	—	927,582	—		927,582
OTC Interest Rate Swaps‡	—	379,219	—		379,219

Total Other Financial Instruments	$917,697	$2,499,565	—		$3,417,262

Total	$2,164,498	$475,803,949	$1,943,189		$479,911,636

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$18,149	—	—	$18,149
OTC Written Options	—	$39,442	—	39,442
Futures Contracts	1,425,529	—	—	1,425,529
Forward Foreign Currency Contracts	—	1,160,809	—	1,160,809
OTC Credit Default Swaps on Sovereign Issues - Buy Protection‡	—	133,363	—	133,363
Centrally Cleared Interest Rate Swaps	—	1,673,310	—	1,673,310
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	117,238	—	117,238

Total	$1,443,678	$3,124,162	—	$4,567,840

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by

Notes to Schedule of Investments (unaudited) (continued)

Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended October 31, 2019. The following transactions were effected in shares of such companies for the period ended October 31, 2019.

	Affiliate Value at July 31, 2019	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2019
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$2,057,443	$32,915,530	32,915,530	$28,178,000	28,178,000	—	$15,546	—	$6,794,973